Parent Company Only Condensed Financial Information (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - Reportable Legal Entities [Member] - $ / shares		Mar. 31, 2024	Mar. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	[1]	9,950,000,000	9,950,000,000
Ordinary shares, shares issued	[1]	190,227,959	93,058,197
Ordinary shares, shares outstanding	[1]	190,227,959	93,058,197

[1]	Gives retroactive effect to the business combination in March 2023.